Fees Summary	May 13, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 699,783,000
Previously Paid Amount	0
Total Fee Amount	$ 107,136.78
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $ 700,000,000 .
Net Fee	$ 107,136.78
Narrative - Max Aggregate Offering Amount | shares	700,000,000
Final Prospectus	true